Note Guarantees (Changes in the Corporation's liability of estimated losses from credit recourses agreements) (Detail) - Financial Guarantee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Guarantor Obligations
Balance as of beginning of period	$ 58,820	$ 54,489
Provision for recourse liability	12,200	20,446
Net charge-offs	(14,790)	(16,115)
Balance as of end of period	$ 56,230	$ 58,820